Schedule of lease liabilities (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Lease liabilities [abstract]
Current	$ 382,862	$ 223,630
Non-current	176,410	738,245
Present value of lease liabilities	$ 559,272	$ 961,875	$ 500,308